THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 13, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2006.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2005

                Check here if Amendment [X]; Amendment Number: 4

                        This Amendment (Check only one):
                              [ ] is a restatement
                              [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim O'Brien
Title:  Chief Financial Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:


/s/ Tim O'Brien
--------------------------------
(Signature)

New York, New York
--------------------------------
(City, State)

February 22, 2006
--------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $231,987  (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

AMENDED FILING QTR ENDED: 3/31/05          FORM 13F

                                                                                                        (SEC USE ONLY)

                Name of Reporting Manager: Sandell Asset Management



                                                                                                                Item 8:
     Item 1:                  Item 2 :     Item 3:      Item 4:      Item 5:     Item 6:     Item 7:    Voting Authority (Shares)
  Name of Issuer           Title of Class  CUSIP      Fair Market   Shares or   Investment  Managers
                                           Number       Value      Principal   Discretion  See Instr.V (a) Sole (b) Shared (c) None
                                                       (X$1000)      Amount

DREYER'S GRAND ICECREAM        COM A     261877-10-4      7,052      87,306 SHS   SOLE                     87,306      -        -
HIBERNIA CORP                  CL A      428656-10-2    147,199   4,598,520 SHS   SOLE                  4,598,520      -        -
INSIGHT COMMUNICATIONS INC     CL A      45768V-10-8     25,770   2,174,700 SHS   SOLE                  2,174,700      -        -
MCI INC                        COM       552691-10-7     51,966   2,087,000 SHS   SOLE                  2,087,000      -        -

                                         Value Total:             $ 231,987

                                         Entry Total:                     4
